Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 5,411,880	$ 5,688,505
Fair value	6,139,925	6,253,484
U.S. government and agencies
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	333,787	366,968
Gross unrealized gains	83,260	93,127
Fair value	417,047	460,095
Municipal
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	704,032	723,467
Gross unrealized gains	123,669	80,451
Gross unrealized losses	(9,040)	(14,162)
Fair value	818,661	789,756
Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,482,420	3,495,248
Gross unrealized gains	423,330	346,055
Gross unrealized losses	(7,224)	(24,289)
Fair value	3,898,526	3,817,014
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	303,649	283,135
Gross unrealized gains	92,986	93,806
Gross unrealized losses	(94)
Fair value	396,541	376,941
Residential mortgage-backed securities ("RMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	284,885	432,808
Gross unrealized gains	11,708	17,837
Gross unrealized losses	(915)	(4,899)
Fair value	295,678	445,746
Commercial mortgage-backed securities ("CMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	195,605	257,768
Gross unrealized gains	11,871	5,218
Gross unrealized losses	(6,760)	(28,796)
Fair value	200,716	234,190
Asset-backed securities ("ABS")
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	98,415	119,967
Gross unrealized gains	4,652	3,475
Gross unrealized losses	(941)	(3,311)
Fair value	102,126	120,131
Redeemable preferred stock
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	9,087	9,144
Gross unrealized gains	1,543	467
Fair value	10,630	9,611
Fixed income securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	5,411,880	5,688,505
Gross unrealized gains	753,019	640,436
Gross unrealized losses	(24,974)	(75,457)
Fair value	$ 6,139,925	$ 6,253,484